Income Tax - Schedule of Income Tax Recovery (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Income Tax Payable [Abstract]
Loss before income taxes	$ (41,721)	$ (77,081)
Combined federal and provincial income tax rates	27.00%	27.00%
Expected income tax recovery	$ (11,265)	$ (20,812)
Non-deductible expenses	664	1,730
Share issuance costs	(118)	(157)
Expiry of losses	1,159	308
Difference in tax rates in foreign jurisdictions	(17)	1,140
Tax effect of temporary differences for which no tax benefit has been recognized	10,959	17,034
Foreign exchange and other	(814)	757
Income tax payable	$ 568